EARNINGS PER SHARES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EARNINGS PER SHARES [Abstract]
Net income attribute to the Company	$ 3,858,876	$ 3,643,404	$ 2,381,279
Weighted average ordinary shares outstanding - basic and diluted	19,901,959	19,901,959	19,942,333
Basic and diluted earnings per share	$ 0.19	$ 0.18	$ 0.12